Form N-1A Supplement	Dec. 31, 2024
Calvert Flexible Bond Fund
Strategy Narrative

Under normal circumstances, the average portfolio duration of the Fund will vary from zero (0) years to positive six (6) years. Average portfolio duration will vary depending on the portfolio managers’ outlook on changing market, economic, and political conditions.